Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 15, 2017
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
Prospectus Date	rr_ProspectusDate	Feb. 15, 2017
DGHM AllCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary DGHM All-Cap Value Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the DGHM All-Cap Value Fund (the “All-Cap Value Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the All-Cap Value Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the All-Cap Value Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The All-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Value Fund’s performance. During the most recent fiscal year ended February 29, 2016, the All-Cap Value Fund’s portfolio turnover rate was 49.92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.92%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the All-Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the All-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the All-Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the All-Cap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies of any market capitalization and may be unseasoned or established companies. Under normal circumstances, at least 80% of the value of its net assets is invested in publicly traded equity securities, including common stocks, preferred stocks and convertible securities of various issuers. The Fund may also invest in exchange traded funds (“ETFs”). The Fund does not have a minimum allocation to any particular capitalization range.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the All-Cap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o   quality of the business franchise,

o   competitive advantage,

o   economic or market conditions,

o   deployment of capital, and

o   reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the All-Cap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the All-Cap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the All-Cap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the All-Cap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the All-Cap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the All-Cap Value Fund to achieve its investment objective. Generally, the All-Cap Value Fund will be subject to the following additional risks:

•        Market Risk: Market risk refers to the risk that the value of securities in the All-Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•        Equity Securities: Since the All-Cap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•        Convertible Securities: Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•        Small-Cap and Mid-Cap Securities: Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•        Large-Cap Securities: Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the All-Cap Value Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

•        Management Style Risk: Because the All-Cap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the All-Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•        Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the All-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•        ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the All-Cap Value Fund’s expenses.

•        Issuer Risk: The value of any of the All-Cap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•        Portfolio Turnover Risk: The All-Cap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the All-Cap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Fund’s Past Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the All-Cap Value Fund’s returns. The All-Cap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the All-Cap Value Fund will perform in the future. The information provides some indication of the risks of investing in the All-Cap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 5 years, and since inception periods compare with those of a broad measure of market performance. Updated information on the All-Cap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the Fund’s annual returns for the Investor Class shares of the Fund as of December 31, 2016. The performance of the Fund’s Institutional Class shares and Class C shares would differ from the Investor Class returns shown in the bar chart because the expenses of the Classes differ.

Bar Chart Heading	rr_BarChartHeading	DGHM All-Cap Value Fund Total Return Investor Class Shares
Annual Return 2008	rr_AnnualReturn2008	(22.36%)
Annual Return 2009	rr_AnnualReturn2009	26.15%
Annual Return 2010	rr_AnnualReturn2010	16.29%
Annual Return 2011	rr_AnnualReturn2011	(4.11%)
Annual Return 2012	rr_AnnualReturn2012	8.57%
Annual Return 2013	rr_AnnualReturn2013	36.15%
Annual Return 2014	rr_AnnualReturn2014	9.32%
Annual Return 2015	rr_AnnualReturn2015	(8.98%)
Annual Return 2016	rr_AnnualReturn2016	20.03%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Investor Class Shares’ highest return for a calendar quarter was 17.36% (quarter ending 06/30/09) and the Investor Class Shares’ lowest return for a calendar quarter was (19.52%) (quarter ending 12/31/08). The year-to-date return for the Investor Class Shares as of March 31, 2016 was 2.77%.

The following table shows how average annual total returns of the Fund’s Investor Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Investor Class Shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2016
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund commenced operations on June 20, 2007 for Investor Class and Class C shares and July 19, 2010 for Institutional Class Shares. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.

DGHM AllCap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Shareholder Services Plan	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,002
DGHM AllCap Value Fund | Investor Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.03%
5 Years	rr_AverageAnnualReturnYear05	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
DGHM AllCap Value Fund | Investor Class Shares | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.66%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.09%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%	[2]
DGHM AllCap Value Fund | Investor Class Shares | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.49%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.91%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[2]
DGHM AllCap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Shareholder Services Plan	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,550
DGHM AllCap Value Fund | Institutional Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.66%
5 Years	rr_AverageAnnualReturnYear05	12.45%
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%
DGHM AllCap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Shareholder Services Plan	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,695
DGHM AllCap Value Fund | Class C Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.28%
5 Years	rr_AverageAnnualReturnYear05	11.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
DGHM AllCap Value Fund | Class C Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	14.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
DGHM V2000 SmallCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary DGHM V2000 SmallCap Value Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the DGHM V2000 SmallCap Value Fund (the “V2000 SmallCap Value Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the V2000 SmallCap Value Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the V2000 SmallCap Value Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The V2000 SmallCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the V2000 SmallCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the V2000 SmallCap Value Fund’s performance. During the most recent fiscal year ended February 29, 2016, the V2000 SmallCap Value Fund’s portfolio turnover rate was 38.37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.37%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the V2000 SmallCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the V2000 SmallCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the V2000 SmallCap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the V2000 SmallCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as small capitalization and may be unseasoned or established companies. As a matter of investment policy, the V2000 SmallCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks and convertible securities of various small capitalization issuers. The V2000 SmallCap Value Fund considers a company to be a small capitalization company if its market capitalization is within a range of the Russell 2000® Index as of the date of rebalancing. As of May 29, 2016, the capitalization range of companies represented in the Russell 2000® Index was $177 million to $44.3 billion.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the V2000 SmallCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the V2000 SmallCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o   quality of the business franchise,

o   competitive advantage,

o   economic or market conditions,

o   deployment of capital, and

o   reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the V2000 SmallCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the V2000 SmallCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the V2000 SmallCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The V2000 SmallCap Value Fund may also invest in exchange-traded funds (“ETFs”).

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the V2000 SmallCap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the V2000 SmallCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the V2000 SmallCap Value Fund to achieve its investment objective. Generally, the V2000 SmallCap Value Fund will be subject to the following additional risks:

•     Market Risk: Market risk refers to the risk that the value of securities in the V2000 SmallCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•     Equity Securities. Since the V2000 SmallCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•     Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•     Small-Cap Securities: Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•     Management Style Risk: Because the V2000 SmallCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the V2000 SmallCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•     Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the V2000 SmallCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•     Issuer Risk: The value of any of the V2000 SmallCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•     ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the V2000 SmallCap Value Fund’s expenses.

•     Portfolio Turnover Risk: The V2000 SmallCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the V2000 SmallCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Fund’s Past Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the V2000 SmallCap Value Fund’s returns. The V2000 SmallCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the V2000 SmallCap Value Fund will perform in the future. The information provides some indication of the risks of investing in the V2000 SmallCap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance. Updated information on the V2000 SmallCap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2016. The performance of the Fund’s Investor Class shares and Class C shares would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

Bar Chart Heading	rr_BarChartHeading	DGHM V2000 Small Cap Value Fund Total Return Institutional Class Shares
Annual Return 2011	rr_AnnualReturn2011	(6.55%)
Annual Return 2012	rr_AnnualReturn2012	16.54%
Annual Return 2013	rr_AnnualReturn2013	30.47%
Annual Return 2014	rr_AnnualReturn2014	4.23%
Annual Return 2015	rr_AnnualReturn2015	(3.96%)
Annual Return 2016	rr_AnnualReturn2016	23.76%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Institutional Class Shares’ highest return for a calendar quarter was 12.66% (quarter ending 12/31/11) and the Institutional Class Shares’ lowest return for a calendar quarter was (19.86%) (quarter ending 09/30/11). The year-to-date return for the Institutional Class Shares as of March 31, 2016 was 2.12%.

The following table shows how average annual total returns of the Fund’s Institutional Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2016
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Fund commenced operations on June 30, 2010 for Investor Class and Institutional Class Shares. The Fund has the same investment objective, strategies and policies as the Predecessor Fund. Class C Shares have not commenced operations. Class C Shares would differ from the Fund’s other classes of shares to the extent that they bear different expenses, such as distribution (12b-1) expenses.

DGHM V2000 SmallCap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Shareholder Services Plan	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,949
DGHM V2000 SmallCap Value Fund | Institutional Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.76%
5 Years	rr_AverageAnnualReturnYear05	13.50%
Since Inception	rr_AverageAnnualReturnSinceInception	13.23%
DGHM V2000 SmallCap Value Fund | Institutional Class Shares | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.46%	[5]
5 Years	rr_AverageAnnualReturnYear05	13.46%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%	[5]
DGHM V2000 SmallCap Value Fund | Institutional Class Shares | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.44%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.96%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%	[5]
DGHM V2000 SmallCap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Shareholder Services Plan	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,452
DGHM V2000 SmallCap Value Fund | Investor Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.21%
5 Years	rr_AverageAnnualReturnYear05	13.14%
Since Inception	rr_AverageAnnualReturnSinceInception	12.76%
DGHM V2000 SmallCap Value Fund | Investor Class Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
Since Inception	rr_AverageAnnualReturnSinceInception	14.30%
DGHM V2000 SmallCap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Shareholder Services Plan	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.98%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 301	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,033
DGHM MicroCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary DGHM MicroCap Value Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the DGHM MicroCap Value Fund (the “MicroCap Value Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the MicroCap Value Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the MicroCap Value Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The MicroCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the MicroCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the MicroCap Value Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the MicroCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the MicroCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the MicroCap Value Fund’s operating expenses remain the same. The effect of the Advisor’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the MicroCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as micro-capitalization and may be unseasoned or established companies. As a matter of investment policy, the MicroCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks, and convertible securities of various micro-capitalization issuers. The MicroCap Value Fund considers a company to be a micro- capitalization company if its market capitalization is within a range of $50 million and $1 billion.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the MicroCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the MicroCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o   quality of the business franchise,

o   competitive advantage,

o   economic or market conditions,

o   deployment of capital, and

o   reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the MicroCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the MicroCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market. In implementing the investment strategy of the MicroCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The MicroCap Value Fund may also invest in exchange-traded funds (“ETFs”).

The MicroCap Value Fund may engage in frequent and active trading to achieve its investment objective.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the MicroCap Value Fund is subject to investment risks, including loss of money invested in the Fund. There can be no assurance that the MicroCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the MicroCap Value Fund to achieve its investment objective. Generally, the MicroCap Value Fund will be subject to the following additional risks:

•        Market Risk: Market risk refers to the risk that the value of securities in the MicroCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•        Equity Securities: Since the MicroCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•        Convertible Securities: Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•        Micro-Cap Securities: Investing in the securities of micro-cap companies generally involves substantially greater risk than investing in larger, more established companies. Micro-cap companies may have erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products. Such companies may also have less publicly available corporate information as compared to larger companies.

•        Management Style Risk: Because the MicroCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the MicroCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•        Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the MicroCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•        Issuer Risk: The value of any of the MicroCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•        ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the MicroCap Value Fund’s expenses.

•        Portfolio Turnover Risk: The MicroCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the MicroCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Fund’s Past Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

DGHM Microcap, G.P. , a privately offered fund managed by the Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the Fund and the Fund commenced operations on June 1, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991. The Predecessor Fund had an investment objective, strategies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and it was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the Predecessor Fund (net of actual fees and expenses charged to the Predecessor Fund). Because the Predecessor Fund was offered to its investors without the imposition of a management fee, the Fund’s performance for periods prior to June 1, 2016 has been adjusted to reflect the deduction of the highest management fee assessed by the Advisor to its separate account clients that pursue an investment strategy similar to that of the Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund’s commencement of operations on June 1, 2016, the performance will be that of each class of shares and will differ as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the MicroCap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

Bar Chart Heading	rr_BarChartHeading	DGHM MicroCap Value Fund Total Return
Annual Return 2007	rr_AnnualReturn2007	(3.21%)
Annual Return 2008	rr_AnnualReturn2008	(35.19%)
Annual Return 2009	rr_AnnualReturn2009	15.66%
Annual Return 2010	rr_AnnualReturn2010	20.61%
Annual Return 2011	rr_AnnualReturn2011	(0.97%)
Annual Return 2012	rr_AnnualReturn2012	22.24%
Annual Return 2013	rr_AnnualReturn2013	36.27%
Annual Return 2014	rr_AnnualReturn2014	8.50%
Annual Return 2015	rr_AnnualReturn2015	(1.01%)
Annual Return 2016	rr_AnnualReturn2016	27.36%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 16.10% (quarter ending 06/30/09) and the Fund’s lowest return for a calendar quarter was (25.55%) (quarter ending 12/31/08).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2016
DGHM MicroCap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (on shares redeemed within 60 days of purchase)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[7]
Shareholder Services Plan	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[8]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 422
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 1991
DGHM MicroCap Value Fund | Institutional Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.36%
5 Years	rr_AverageAnnualReturnYear05	17.90%
10 Years	rr_AverageAnnualReturnYear10	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	12.96%
DGHM MicroCap Value Fund | Institutional Class Shares | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
5 Years	rr_AverageAnnualReturnYear05	17.87%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
DGHM MicroCap Value Fund | Institutional Class Shares | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.48%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.56%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.16%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%	[2]
DGHM MicroCap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (on shares redeemed within 60 days of purchase)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Shareholder Services Plan	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[8]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 518
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 1991
DGHM MicroCap Value Fund | Investor Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.89%	[9]
5 Years	rr_AverageAnnualReturnYear05	17.58%	[9]
10 Years	rr_AverageAnnualReturnYear10	6.76%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	12.67%	[9]
DGHM MicroCap Value Fund | Investor Class Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
DGHM MicroCap Value Fund | Investor Class Shares | Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.59%	[10]
5 Years	rr_AverageAnnualReturnYear05	16.92%	[10]
10 Years	rr_AverageAnnualReturnYear10	5.26%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[10]
[1]	The Advisor has agreed to waive or reduce its fees and to assume other expenses of the All-Cap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the All-Cap Value Fund's business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.10% of the average daily net assets of the All-Cap Value Fund through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the All-Cap Value Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the All-Cap Value Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	If you did not redeem your shares your cost would be $213 for the one year period.
[4]	The Advisor has agreed to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund's business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 0.98% of the average daily net assets of the V2000 SmallCap Value Fund through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	If you did not redeem your shares your cost would be $201 for the one year period.
[7]	Estimated for the MicroCap Value Fund's initial fiscal year.
[8]	The Advisor has agreed to waive or reduce its fees and to assume other expenses of the MicroCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the MicroCap Value Fund's business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.19 % of the average daily net assets of the MicroCap Value Fund through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[9]	The returns in the table above reflect the returns of the Predecessor Fund as adjusted to reflect the estimated internal operating expenses of the Fund's Investor Class Shares. Investor Class shares would have substantially similar annual returns as the Predecessor Fund because the shares would have been invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.
[10]	The Russell Microcap® Index measures the performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Value Index includes the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities. The Russell Microcap Value Index measures companies from the Russell Microcap Index that exhibit lower price to book and price to earnings ratios and lower forecasted growth values.